Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Benefit Plans
Benefit Plans
The Company has 401(k) Savings Plans (“401(k) Plan”) for the benefit of qualifying full-time employees who have more than one year of service and are over 21 years of age. Employees make pre-tax contributions to the 401(k) Plan with a partial matching contribution made by the Company. The Company’s matching contributions to the 401(k) Plan were $2.8, $2.8 and $1.9 for the years ended December 31, 2014, 2013 and 2012, respectively. Contributions by the Company are included in operating costs and expenses in the accompanying consolidated statements of operations.
The Company is a participating employer in a number of trustee-managed multiemployer, defined benefit pension plans for employees who participate in collective bargaining agreements. Approximately 13.5% of the Company’s workforce is subject to a collective bargaining agreement and five of the collective bargaining agreements expire within one year. The risks of participating in the multiemployer plans are different from single-employer plans in that (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers; (ii) if a participating employers stops contributing to the plan, the unfunded obligations of the plan may be required to be assumed by the remaining participating employers; and (iii) if we choose to stop participating in any of our multiemployer plans, we may be required to pay those plans a withdrawal amount based on the underfunded status of the plan.

The following table outlines our participation in multiemployer plans considered to be individually significant:

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented (B)	Contributions			Expiration Date of Collective- Bargaining Agreement
		2013	2012		2014	2013	2012
Suburban Teamsters of Northern IL Pension Fund	36-6155778-001	Critical as of 1/1/2013	Critical as of 1/1/2012	Implemented	$0.5	$0.4	$—	1/31/2019
Pension Fund of Automobile Mechanics Local No. 701	36-6042061-001	Critical as of 1/1/2013	Critical as of 1/1/2012	Implemented	$0.2	$0.2	$—	12/31/2018
Local 731 Private Scavengers and Garage Attendants Pension Fund(A)	36-6513567-001	Endangered as of 10/1/2013	Endangered as of 10/1/2012	Implemented	$1.7	$1.6	$0.2	9/30/2018
Midwest Operating Engineers Pension Fund	36-6140097-001	Endangered as of 4/1/12	Endangered as of 4/1/12	Implemented	$0.6	$0.5	$—	9/30/2016
Teamsters Local Union No. 301 Union Pension Fund(A)	36-6492992-001	Not endangered or critical as of 1/1/13	Not endangered or critical as of 1/1/12	No	$0.8	$0.6	$—	9/30/2018
Central States Southeast and Southwest Areas Pension Fund	36-6044243-001	Critical as of 1/1/2013	Critical as of 1/1/2012	Implemented	$0.2	$0.2	$—	1/31/2015
Local 705 Int’l Brotherhood of Teamsters Pension TR. FD.	36-6492502-001	Critical as of 1/1/2013	Critical as of 1/1/2012	Implemented	$0.2	$0.2	$—	9/30/2018

(A)	The employers contributions to the plan represent greater than 5% of the total contributions to the plan for the most recent plan year available.

(B)
A multi-employer defined benefit pension plan that has been certified as endangered, seriously endangered, or critical may begin to levy a statutory surcharge on contribution rates. Once authorized, the surcharge is at the rate of 5% for the first 12 months and 10% for any periods thereafter. Contributing employers, however, may eliminate the surcharge by entering into a collective bargaining agreement that meets the requirements of the applicable funding improvement plan or rehabilitation plan.